FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loss on fair value remeasurement of contingent consideration	$ 12.5	$ (0.8)	$ (0.3)
Level 3 | Other current liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration, liability, current	1.2
Level 3 | Other noncurrent liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration, liability, noncurrent	$ 13.3
Fair Value, Measurements, Recurring | Level 3 | Fully
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration, liability, discount rate | pURE	0.025
Loss on fair value remeasurement of contingent consideration	$ 12.5